DEBT AND CAPITAL STRUCTURE	9 Months Ended
Sep. 30, 2026
Borrowings [abstract]
DEBT AND CAPITAL STRUCTURE

14. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings
As at September 30, 2026, the Company had uncommitted demand facilities of $1.5 billion (December 31, 2025 – $1.5 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at September 30, 2026, there were outstanding letters of credit aggregating to $368 million (December 31, 2025 – $341 million) and no direct borrowings (December 31, 2025 – $nil).
B) Long-Term Debt

	September 30,	December 31,
As at	2026	2025
Committed Credit Facility	—	—
Term Loan Facility	—	2,700
U.S. Dollar Denominated Senior Unsecured Notes (1)	6,095	5,887
Canadian Dollar Senior Unsecured Notes	2,450	2,450
Total Debt Principal	8,545	11,037
Debt Premiums (Discounts), Net, and Transaction Costs	2	(5)
Long-Term Debt	8,547	11,032
Less: Current Portion	—	—
Long-Term Portion	8,547	11,032
(1)Total U.S. dollar denominated unsecured notes as at September 30, 2026, was US$4.3 billion (December 31, 2025 — US$4.3 billion).
As at September 30, 2026, the Company had in place a committed credit facility that consists of a $3.3 billion tranche maturing on September 19, 2029, and a $2.2 billion tranche maturing on September 19, 2028. As at September 30, 2026, no amount was drawn on the credit facility (December 31, 2025 – $nil).
The committed credit facility may include Canadian Overnight Repo Rate Average loans, Secured Overnight Financing Rate loans, prime rate loans and U.S. Base Rate loans.
In the nine months ended September 30, 2026, the Company fully repaid the $2.7 billion term loan facility. The term loan facility was subsequently cancelled.
As at September 30, 2026, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is below this limit.
C) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity and Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents, and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions, while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, steward working capital, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4.0 billion over the long-term at a West Texas Intermediate (“WTI”) price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices or the strengthening or weakening of the Canadian dollar relative to the U.S. dollar.
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2026	2025
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	8,547	11,032
Total Debt	8,547	11,032
Less: Cash and Cash Equivalents	(5,548)	(2,740)
Net Debt	2,999	8,292

Cash From (Used in) Operating Activities	15,809	8,228
(Add) Deduct:
Settlement of Decommissioning Liabilities	(237)	(280)
Net Change in Non-Cash Working Capital	(52)	(363)
Adjusted Funds Flow (1)	16,098	8,871

Net Debt to Adjusted Funds Flow (times)	0.2	0.9
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

	September 30,	December 31,
As at	2026	2025
Net Debt	2,999	8,292
Shareholders’ Equity	35,254	31,622
Capitalization	38,253	39,914

Net Debt to Capitalization (percent)	8	21